Consolidated Statements of Cash Flows - Titan Trucking LLC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOW FROM OPERATING ACTIVITIES
Net loss	$ (658,663)	$ (588,050)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Employee Retention Credits		(422,845)	$ (422,845)
Forgiveness of PPP loans	(812,305)
Bad debt expense	77,690
Depreciation and amortization	325,382	304,175
Loss on sale of property and equipment	168,208	262,264
Amortization of loan origination fees	6,663
Change in assets and liabilities:
Accounts receivable	(181,549)	(63,873)
Prepaid expenses and other current assets	(40,374)	(7,812)
Other receivables	424,775
Other assets		3,800
Operating lease right-of-use asset	82,258	76,179
Accounts payable and accrued expenses	363,010	(9,188)
Accrued payroll and payroll taxes	17,944	14,862
Operating lease liability	(85,303)	(76,172)
Total adjustments	580,761	(62,204)
Net cash used in operating activities	(312,264)	(506,660)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of property and equipment	(3,349,628)	(47,177)
Disposal of property and equipment	371,819	211,965
Net cash provided by (used in) investing activities	(2,977,809)	164,788
CASH FLOWS FROM FINANCING ACTIVITIES
Loan origination fees	(99,950)
Proceeds from notes payable	4,398,833	1,806,332
Repayments of notes payable	(1,015,739)	(1,486,279)
Net cash provided by financing activities	3,283,144	320,053
NET DECREASE IN CASH	(6,929)	(21,819)
CASH – BEGINNING OF YEAR	33,579	55,398
CASH – END OF YEAR	26,650	33,579	$ 55,398
CASH PAID DURING THE YEAR FOR:
Interest expense	219,404	112,423
SUPPLEMENTAL NON-CASH DISCLOSURES OF CASH FLOW:
Member contributions in exchange for loans payable	4,505,646
Subscription receivable in exchange for equity	200,000
Member contributions in exchange for intangible asset purchase	517,500
Note payable in exchange for intangible asset purchase	$ 170,000